Fair Value Hierarchy (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure Of Fair Value Measurement [Line Items]
Summary of Financial Instruments Measured at Amortized Cost

The table also includes financial instruments measured at amortized cost. The Group determined that the book value of such instruments approximates their fair value.

September 30, 2025	FVPL	Amortized cost	Total	Level 1	Level 2
Assets
Cash and cash equivalents	88,214	516,253	604,467	88,214	—
Cash and demand deposit	—	516,253	516,253	—	—
Money market fund and others	88,214	—	88,214	88,214	—
Financial assets	12,559	82,467	95,026	12,559	—
Other assets	29,066	4,645	33,711	—	29,066
Trade and other receivables	—	590,212	590,212	—	—
Derivative financial instruments (1)	828	—	828	—	828
	130,667	1,193,577	1,324,244	100,773	29,894

December 31, 2024	FVPL	Amortized cost	Total	Level 1	Level 2
Assets
Cash and cash equivalents	53,490	371,682	425,172	53,490	—
Cash and demand deposit	—	371,682	371,682	—	—
Money market fund and others	53,490	—	53,490	53,490	—
Financial assets	129,319	—	129,319	129,319	—
Other assets	16,314	7,186	23,500	—	16,314
Trade and other receivables	—	514,757	514,757	—	—
Derivative financial instruments (1)	2,874	—	2,874	—	2,874
	201,997	893,625	1,095,622	182,809	19,188

September 30, 2025	FVPL	Amortized cost	Total	Level 1	Level 2
Liabilities
Trade and other payables	—	(816,729)	(816,729)	—	—
Derivative financial instruments (1)	(1,606)	—	(1,606)	—	(1,606)
Financial liabilities	—	(63,079)	(63,079)	—	—
Lease liabilities	—	(3,713)	(3,713)	—	—
	(1,606)	(883,521)	(885,127)	—	(1,606)

December 31, 2024	FVPL	Amortized cost	Total	Level 1	Level 2
Liabilities
Trade and other payables	—	(597,787)	(597,787)	—	—
Derivative financial instruments (1)	(6,227)	—	(6,227)	—	(6,227)
Financial liabilities	—	(50,455)	(50,455)	—	—
Lease liabilities	—	(4,000)	(4,000)	—	—
	(6,227)	(652,242)	(658,469)	—	(6,227)

(1)
The most frequently applied valuation techniques include forward pricing models. The models incorporate various inputs including: foreign exchange spot, interest rates curves of the respective currencies and the terms of the contract.